S000046220 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.05%	0.99%	2.25%
Bloomberg Municipal High Yield Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		6.32%	2.66%	4.28%
Customized Reference Benchmark
Prospectus [Line Items]
Average Annual Return, Percent		2.87%	1.60%		[2]
New Customized Reference Benchmark
Prospectus [Line Items]
Average Annual Return, Percent		4.53%	2.14%		[3]
BATS SERIES E
Prospectus [Line Items]
Average Annual Return, Percent		5.54%	2.79%	4.61%
BATS SERIES E | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.54%	2.65%	4.48%
BATS SERIES E | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.18%	3.09%	4.53%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	The Customized Reference Benchmark commenced in September 2016 and therefore the Customized Reference Benchmark does not have a return since inception.
[3]	The New Customized Reference Benchmark commenced in September 2016 and therefore the New Customized Reference Benchmark does not have a return since inception.